Exhibit 99.1

Item 4 and Item 5 REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS	Grant Thornton LLP 700 Milam Street, Suite 300 Houston, TX 77002-2848 T 832.476.3600 F 713.655.8741 www.GrantThornton.com linkd.in/GrantThorntonUS twitter.com/GrantThorntonUS

Board of Directors and Management of

First Investors Financial Services, Inc.

5757 Woodway Dr., Suite 400

Houston, TX 77057

Wells Fargo Securities, LLC

550 S. Tryon Street

MAC D1086-051

Charlotte, NC 28202

Credit Suisse Securities (USA) LLC

Eleven Madison Ave.

New York, NY 10010

CRT Capital Group LLC

262 Harbor Drive

Stamford, CT 06902

Ladies and Gentlemen:

We have performed the procedures enumerated below, which were agreed to by the Board of Directors and management of First Investors Financial Services, Inc. (the “Seller”) solely to assist you in verifying the accuracy of certain amounts disclosed in the First Investors Auto Owner Trust 2015-2 Offering Memorandum (the “Offering Memorandum”). First Investors Financial Services, Inc.’s management is responsible for the completeness, accuracy and reliability of the information disclosed in the Offering Memorandum. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Boards of Directors and management of First Investors Financial Services, Inc., Wells Fargo Securities, LLC, Credit Suisse Securities (USA) LLC and CRT Capital Group LLC. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purposes.

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

Board of Directors and Management of

First Investors Financial Services, Inc.

Wells Fargo Securities, LLC

Credit Suisse Securities (USA) LLC

CRT Capital Group LLC

We performed the procedures enumerated below and noted no exceptions. The agreed-upon procedures we performed are as follows:

1.	Obtain from the Seller an electronic file (the “Data File”) of information for certain loans (the “Loans”) which the Seller represents is as of the close of business on July 31, 2015.

2.	The 40 automobile receivables noted in Exhibit A were selected for us by Wells Fargo Securities, LLC from the July 31, 2015 Data File. We compared the following information to the related Loan Agreement or recalculated the information from the Loan Agreement noting no exceptions:

•	Loan number

•	Original amount financed

•	First payment date (scheduled)

•	Original term to maturity

•	Monthly payment

•	Interest rate

•	Vehicle type (new/used)

•	State (borrower)

We were not engaged to and did not conduct an examination or review of the Offering Memorandum, the objective of which is the expression of an opinion or limited assurance on the financial information or a part thereof. Accordingly, we do not express such an opinion or limited assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Boards of Directors and management of First Investors Financial Services, Inc., Wells Fargo Securities, LLC, Credit Suisse Securities (USA) LLC and CRT Capital Group LLC and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Grant Thornton LLP

Houston, Texas

August 11, 2015

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

EXHIBIT A

	File Date	Customer Number	Loan Number
1	31-Jul-15	5788229	[Redacted]
2	31-Jul-15	5813290	[Redacted]
3	31-Jul-15	5823117	[Redacted]
4	31-Jul-15	5745567	[Redacted]
5	31-Jul-15	5819008	[Redacted]
6	31-Jul-15	5831565	[Redacted]
7	31-Jul-15	5817663	[Redacted]
8	31-Jul-15	5807524	[Redacted]
9	31-Jul-15	5819149	[Redacted]
10	31-Jul-15	5801980	[Redacted]
11	31-Jul-15	5817754	[Redacted]
12	31-Jul-15	5789565	[Redacted]
13	31-Jul-15	5751441	[Redacted]
14	31-Jul-15	5832506	[Redacted]
15	31-Jul-15	5822622	[Redacted]
16	31-Jul-15	5784079	[Redacted]
17	31-Jul-15	5780960	[Redacted]
18	31-Jul-15	5795810	[Redacted]
19	31-Jul-15	5817937	[Redacted]
20	31-Jul-15	5804521	[Redacted]
21	31-Jul-15	5751656	[Redacted]
22	31-Jul-15	5683784	[Redacted]
23	31-Jul-15	5830773	[Redacted]
24	31-Jul-15	5715214	[Redacted]
25	31-Jul-15	5815527	[Redacted]
26	31-Jul-15	5820295	[Redacted]
27	31-Jul-15	5808258	[Redacted]
28	31-Jul-15	5777677	[Redacted]
29	31-Jul-15	5810072	[Redacted]
30	31-Jul-15	5762612	[Redacted]
31	31-Jul-15	5752563	[Redacted]
32	31-Jul-15	5828355	[Redacted]
33	31-Jul-15	5833520	[Redacted]
34	31-Jul-15	5747183	[Redacted]
35	31-Jul-15	5782404	[Redacted]
36	31-Jul-15	5827555	[Redacted]
37	31-Jul-15	5772389	[Redacted]
38	31-Jul-15	5755657	[Redacted]
39	31-Jul-15	5756598	[Redacted]
40	31-Jul-15	5746227	[Redacted]

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd